Net financial income/(expense)	12 Months Ended
Dec. 31, 2025
Finance income expense [Abstract]
Disclosure of finance income (cost) [text block]
2.5 NET FINANCIAL INCOME/(EXPENSE)
The following tables provide an itemized breakdown of changes in net financial income/(expense) in 2025, 2024 and 2023.
Net financial income/(expense) for these years from the infrastructure project companies (see Note 1.1.2) is presented separately from that of ex-infrastructure project companies. In each case, a distinction is made between net financial income/(expense) from financing (which includes borrowing costs on bank borrowings and bonds, and returns on financial investments and loans granted) and net financial income/(expense) from derivatives and other items (including the effect of the fair value measurement of ineffective hedges, and other income and expenses not directly related to financing).
For 2025, as compared to 2024:

(Million euro)	2025	2024	Var. %
Financial income from infrastructure project financing	24	43	(44)%
Financial expense from infrastructure project financing	(372)	(382)	(3)%
Net financial income/(expense) from financing, infrastructure project companies	(348)	(339)	3%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	8	9	(11)%
Other net financial income/(expense), infrastructure project companies	(84)	(81)	4%
Net financial income/(expense) from derivatives and other, infrastructure project companies	(76)	(72)	6%
Net financial income/(expense) from infrastructure projects	(424)	(411)	3%
Financial income, ex-infrastructure project companies	123	169	(27)%
Financial expense, ex-infrastructure project companies	(66)	(95)	(31)%
Net financial income/(expense) from financing, ex-infrastructure project companies	57	74	(23)%
Net financial income/(expense) from derivatives and other fair value adjustments, ex-infrastructure project companies	82	574	(86)%
Other net financial income/(expense), ex-infrastructure project companies	(80)	37	(316)%
Net financial income/(expense) from derivatives and other, ex-infrastructure project companies	2	611	(100)%
Net financial income/(expense), ex-infrastructure project companies	59	685	(91)%
Total net financial income/(expense)	(365)	274	(233)%
For 2024, as compared to 2023:

(Million euro)	2024	2023	Var. %
Financial income from infrastructure project financing	43	34	26%
Financial expense from infrastructure project financing	(382)	(362)	6%
Net financial income/(expense) from financing, infrastructure project companies	(339)	(328)	3%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	9	13	(31)%
Other net financial income/(expense), infrastructure project companies	(81)	(57)	42%
Net financial income/(expense) from derivatives and other, infrastructure project companies	(72)	(44)	64%
Net financial income/(expense) from infrastructure projects	(411)	(372)	10%
Financial income, ex-infrastructure project companies	169	216	(22)%
Financial expense, ex-infrastructure project companies	(95)	(105)	(10)%
Net financial income/(expense) from financing, ex-infrastructure project companies	74	111	(33)%
Net financial income/(expense) from derivatives and other fair value adjustments, ex-infrastructure project companies	574	11	5118%
Other net financial income/(expense), ex-infrastructure project companies	37	20	85%
Net financial income/(expense) from derivatives and other, ex-infrastructure project companies	611	31	1871%
Net financial income/(expense), ex-infrastructure project companies	685	142	382%
Total net financial income/(expense)	274	(230)	(219)%
The main difference between total net financial income /(expense) for 2025 (EUR -365 million) compared to 2024 (EUR 274 million) is explained by the impact in the line item "Net financial income/(expense) from derivatives and other fair value adjustments, other companies" which included a positive effect of EUR 547 million registered in 2024 related to the Heathrow Airports Holding (HAH) divestment, as a consequence of the recognition of the remaining 5.25% stake in HAH as a financial asset at fair value through profit or loss. The fair value was determined by referencing the selling price of the recently divested 19.75% stake in FGP Topco.
The following table provides a breakdown of financial expense from infrastructure project companies showing capitalized expenses relating to highways under construction:

Infrastructure project financing expenses from infrastructures (Million euro)	2025	2024	2023
Accrued financial expenses	(384)	(387)	(379)
Expenses capitalized during the construction period	12	5	17
Financial expenses in P&L	(372)	(382)	(362)